Related Party Balances and Transactions (Details) - Schedule of Significant Related Party Transactions (Parentheticals)	Dec. 31, 2023
Related Party [Member] | Banyou [Member]
Related Party Transaction [Line Items]
Equity interest of sold percentage	11.5385%